OTHER ACCRUED LIABILITIES - Schedule of other accrued liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement indemnities	€ 2,323	€ 2,310
Provision for warranty costs	126	172	€ 162
Accruals for payroll and associated taxes	3,313	2,256
Conditional government advances	436	463
Value added tax payable	914	758
Advances received from customers	478	860
Others	461	522
Total	8,420	7,581
Less non-current portion	(2,897)	(3,075)
Current portion	€ 5,523	4,506
Period of sales projections to determine maturity of repayment after prospection period, conditional government advances	5 years
Japan
Provision for Asset Retirement Obligation (Japan)	€ 200	91
Korea
Provision for employee termination indemnities (Korea)	€ 169	€ 149